FAIR VALUE MEASUREMENTS - Quantitative Information Regarding Level 3 Fair Value Measurements (Details) - $ / shares	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2020	Aug. 31, 2020	Mar. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Volatility			26.80%	25.80%
Stock price	$ 10.77		$ 11.59	$ 10.77
Risk-free rate			0.98%	0.43%
Dividend yield			0.00%	0.00%
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Volatility	25.80%	45.00%
Stock price	$ 10.77			$ 10.77
Risk-free rate	0.43%	0.35%
Dividend yield	0.00%	0.00%